Stock Based Compensation Plans: (Tables)	3 Months Ended
Mar. 31, 2014
Stock Based Compensation Plans: (Tables) [Abstract]
Share option transactions

Share option transactions for the three months ended March 31, 2014 and 2013 are as follows:

	2014		2013
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Options outstanding - beginning of period	5,443,000	$ 2.21	6,753,188	$ 1.77
Options exercised	(37,500)	1.82	(285,240)	0.36
Options outstanding - end of period	5,405,500	$ 2.21	6,467,948	$ 1.83

Options exercisable - end of period	4,455,500	$ 2.28	4,849,198	$ 1.82

Options outstanding and exercisable

The following table relates to stock options at March 31, 2014:

	Outstanding Options				Exercisable Options
Exercise Price Range	Number	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Term (Years)	Number	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Term (Years)
$1.82 - $1.82	2,585,000	$1.82	$3,696,550	1.76	2,585,000	$1.82	$3,696,550	1.76
$1.92 - $1.92	950,000	$1.92	1,263,500	7.19	-	-	-	-
$2.89 - $2.89	1,620,500	$2.89	583,380	2.84	1,620,500	$2.89	583,380	2.84
$3.00 - $3.00	250,000	$3.00	62,500	4.20	250,000	$3.00	62,500	4.20
$1.82 - $3.00	5,405,500	$2.21	$5,605,930	3.15	4,455,500	$2.28	$4,342,430	2.29